CONSOLIDATED BALANCE SHEET - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Non-current assets
Intangible assets	$ 135,538	$ 61,039
Property, plant and equipment	7,233	7,752
Right-of-use assets	16,738	16,382
Long-term prepayments	94	90
Deferred tax assets	31,017	30,544
Investment accounted for using the equity method	1,944	466
Investment in debt instruments designated as at FVTPL	6,703	3,767
Restricted cash	1,227	1,505
Total non-current assets	200,495	121,545
Current assets
Inventories	64,902	55,724
Trade and other receivables	54,704	54,823
Restricted cash	761	0
Marketable securities	33,796	112,949
Cash and cash equivalents	145,305	54,944
Total current assets	299,469	278,440
Total assets	499,963	399,985
Equity
Share capital	8,009	7,769
Share premium	513,257	488,990
Other reserves	28,819	(209)
Accumulated deficit	(272,983)	(275,489)
Total equity	277,102	221,061
Non-current liabilities
Convertible bonds	92,719	78,154
Lease liabilities	14,351	26,968
Total non-current liabilities	107,070	105,122
Current liabilities
Convertible bonds	5,336	4,245
Provisions	1,187	0
Trade and other payables	105,899	66,611
Lease liabilities	3,369	2,946
Total current liabilities	115,791	73,802
Total equity and liabilities	$ 499,963	$ 399,985